Related Party Balances and Transactions (Details) - Schedule of Balance Due from Shareholders - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Balance Due from Shareholders [Abstract]
Due from shareholders	$ 372,103	$ 2,257,931
Less: allowance for expected credit loss	(17,818)	(17,059)
Total shareholders amount	$ 354,285	$ 2,240,872